Fair value measurement (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Fair value measurement
Financial assets, carrying value	$ 122,551	$ 183,191
Financial assets, fair value	122,551	183,191
Financial liability	696,828	685,757
Financial liabilities, fair value	718,692	697,092
Financial liabilities measured at amortised cost
Fair value measurement
Financial liability	454,987	464,802
Financial liabilities, fair value	476,851	476,137
Financial liabilities at fair value through profit or loss
Fair value measurement
Financial liability	241,841	220,955
Financial liabilities, fair value	241,841	220,955
Trade and other payables | Financial liabilities measured at amortised cost
Fair value measurement
Financial liability	79,742	51,050
Financial liabilities, fair value	79,742	51,050
Lease liability | Financial liabilities measured at amortised cost
Fair value measurement
Financial liability	7,444	10,233
Financial liabilities, fair value	7,444	10,233
Loans and borrowings | Financial liabilities measured at amortised cost | Level 2
Fair value measurement
Financial liability	367,576	403,191
Financial liabilities, fair value	389,440	414,526
Other financial liabilities (excluding contingent consideration) | Financial liabilities measured at amortised cost
Fair value measurement
Financial liability	225	328
Financial liabilities, fair value	225	328
Royalty deed | Financial liabilities at fair value through profit or loss | Level 3
Fair value measurement
Financial liability	46,515	47,661
Financial liabilities, fair value	46,515	47,661
Contingent copper consideration | Financial liabilities at fair value through profit or loss | Level 3
Fair value measurement
Financial liability	119,590	94,050
Financial liabilities, fair value	119,590	94,050
Mezz Warrants | Financial liabilities at fair value through profit or loss | Level 3
Fair value measurement
Financial liability	14,835	11,066
Financial liabilities, fair value	14,835	11,066
Mezzanine debt facility embedded derivative | Financial liabilities at fair value through profit or loss | Level 2
Fair value measurement
Financial liability		34,713
Financial liabilities, fair value		34,713
Silver stream embedded derivative | Financial liabilities at fair value through profit or loss | Level 3
Fair value measurement
Financial liability	34,112	16,163
Financial liabilities, fair value	34,112	16,163
Copper stream embedded derivative | Financial liabilities at fair value through profit or loss | Level 3
Fair value measurement
Financial liability	8,081	5,182
Financial liabilities, fair value	8,081	5,182
Commodity swap liability | Financial liabilities at fair value through profit or loss | Level 2
Fair value measurement
Financial liability	18,708	12,120
Financial liabilities, fair value	18,708	12,120
Cash and cash equivalents | Fair value through profit or loss | Level 1
Fair value measurement
Financial assets, carrying value	102,109	171,897
Financial assets, fair value	102,109	171,897
Investments | Fair value through profit or loss | Level 1
Fair value measurement
Financial assets, carrying value	5,538	3,984
Financial assets, fair value	5,538	3,984
Trade and other receivables | Fair value through profit or loss | Level 1
Fair value measurement
Financial assets, carrying value	14,904	7,310
Financial assets, fair value	$ 14,904	$ 7,310